INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement1 [Line Items]
Bunkers and other consumables at cost	$ 15,278	$ 13,909
Ships recognised as inventories	0	0
Ships reclassified from property plant and equipment as held for sale asset (Note 13)	28,853	48,935
Sale of ships recognised as inventories	(28,853)	(48,935)
Inventories	$ 15,278	$ 13,909